Summary of Significant Accounting Policies - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Margin requirements with counterparties (see Note 3)	$ 147,773	$ 82,552
Prepaid expenses and other current assets	43,662	21,063
Total prepaid expenses and other	$ 191,435	$ 103,615